UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         8/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $1,420,278
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


                                                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
..................................................................................................................................
ALCAN INC                     COM             013716105   23577    290000 SH          SOLE                   290000      0     0
..................................................................................................................................
ALCOA INC                     CALL            013817901    3800     10000 SH  CALL    SOLE                    10000      0     0
..................................................................................................................................
ALCOA INC                     COM             013817101   15199    375000 SH          SOLE                   375000      0     0
..................................................................................................................................
AMDOCS LTD                    ORD             G02602103    3508     88100 SH          SOLE                    88100      0     0
..................................................................................................................................
                              NOTE 4.375%
AMERICAN FINANCIAL REALTY TR  7/15/2024       02607PAB3   19863  20500000 PRN         SOLE                 20500000      0     0
..................................................................................................................................
                              NOTE 2.125%
AMERICREDIT CORP              9/15/2013       03060RAR2   10688  10000000 PRN         SOLE                 10000000      0     0
..................................................................................................................................
                              NOTE 0.125%
AMGEN INC                     2/01/2011       031162AN0   27240  30000000 PRN         SOLE                 30000000      0     0
..................................................................................................................................
                              NOTE 3.0%
AMYLIN PHARMACEUTICALS INC    6/15/2014       032346AE8    3902   4000000 PRN         SOLE                  4000000      0     0
..................................................................................................................................
                              NOTE 2.875%
APEX SILVER MINES LTD         3/15/2024       03760XAB7   24590  25500000 PRN         SOLE                 25500000      0     0
..................................................................................................................................
APPLERA CORP                  COM AP BIO GRP  038020103   30540   1000000 SH          SOLE                  1000000      0     0
..................................................................................................................................
AQUANTIVE INC                 COM             03839G105   15950    250000 SH          SOLE                   250000      0     0
..................................................................................................................................
                              NOTE 3.125%
BANKUNITED FINANCIAL CORP     3/1/2034        06652BAE3    7197   8000000 PRN         SOLE                  8000000      0     0
..................................................................................................................................
BCE INC                       COM NEW         05534B760   60582   1600000 SH          SOLE                  1600000      0     0
..................................................................................................................................
BEST BUY INC                  COM             086516101    3645     78100 SH          SOLE                    78100      0     0
..................................................................................................................................
BLOCK H & R INC               CALL            093671905     585      6000 SH  CALL    SOLE                     6000      0     0
..................................................................................................................................
BRISTOL MYERS SQUIBB CO       COM             110122108   25974    823000 SH          SOLE                   823000      0     0
..................................................................................................................................
CHENIERE ENERGY INC           CALL            16411R908     138      5000 SH  CALL    SOLE                     5000      0     0
..................................................................................................................................
CHENIERE ENERGY INC           COM             16411R208   19908    513233 SH          SOLE                   513233      0     0
..................................................................................................................................
                              NOTE 1.875%
CITADEL BROADCASTING CORP     2/15/2011       17285TAB2   17417  20019000 PRN         SOLE                 20019000      0     0
..................................................................................................................................
CKE RESTAURANTS INC           COM             12561E105   27175   1354000 SH          SOLE                  1354000      0     0
..................................................................................................................................
CORE LABRATORIES N V          COM             N22717107    3956     38900 SH          SOLE                    38900      0     0
..................................................................................................................................
CVS CAREMARK CORPORATION      COM             126650100   16129    442500 SH          SOLE                   442500      0     0
..................................................................................................................................
                              NOTE 1.250%
DIGITAL RIV INC               1/1/2024        25388BAB0    4610   4000000 PRN         SOLE                  4000000      0     0
..................................................................................................................................
DST SYSTEMS INC DEL           COM             233326107   71210    899000 SH          SOLE                   899000      0     0
..................................................................................................................................
DUKE REALTY CORP              COM             264411505    3003     84200 SH          SOLE                    84200      0     0
..................................................................................................................................
EMC CORP MASS                 CALL            268648902    3300     15000 SH  CALL    SOLE                    15000      0     0
..................................................................................................................................
EMC CORP MASS                 PUT             268648952      87     20000 SH  PUT     SOLE                    20000      0     0
..................................................................................................................................
EMC CORP MASS                 COM             268648102   21461   1185700 SH          SOLE                  1185700      0     0
..................................................................................................................................
                              NOTE 3.850%
ERP OPER LTD PARTNERSHIP      8/15/2026       26884AAV5   24890  25000000 PRN         SOLE                 25000000      0     0
..................................................................................................................................
EXPEDIA INC DEL               COM             30212P105   36613   1250000 SH          SOLE                  1250000      0     0
..................................................................................................................................
                              NOTE 1.50%
FAIR ISAAC CORP               8/15/2008       303250AD6   13124  12500000 PRN         SOLE                 12500000      0     0
..................................................................................................................................
FIRST ADVANTAGE CORP          CL A            31845F100    6044    262689 SH          SOLE                   262689      0     0
..................................................................................................................................
FIRST AMERN CORP CALIF        CALL            318522907    2100      5000 SH  CALL    SOLE                     5000      0     0
..................................................................................................................................
FIRST AMERN CORP CALIF        COM             318522307   29700    600000 SH          SOLE                   600000      0     0
..................................................................................................................................
FIRST DATA CORP               COM             319963104   45738   1400000 SH          SOLE                  1400000      0     0
..................................................................................................................................
                              NOTE 4.25%
FORD MOTOR CO                 12/15/2036      345370CF5   72085  57500000 PRN         SOLE                 57500000      0     0
..................................................................................................................................
FORD MTR CO CAP TR II         PFD TR CV 6.5%  345395206   18289    475000 SH          SOLE                   475000      0     0
..................................................................................................................................
                              NOTE 1.5%
GATEWAY INC                   12/31/2009      367626AB4   15236  17500000 PRN         SOLE                 17500000      0     0
..................................................................................................................................
GENERAL MOTORS CORP           DEB SR CV C 33  370442717   58562   2350000 SH          SOLE                  2350000      0     0
..................................................................................................................................
H&R BLOCK INC                 COM             093671105   25123   1075000 SH          SOLE                  1075000      0     0
..................................................................................................................................
HARMAN INTL INDS INC          COM             413086109   35040    300000 SH          SOLE                   300000      0     0
..................................................................................................................................
HARRAHS ENTERTAINMENT INC     COM             413619107   46535    545800 SH          SOLE                   545800      0     0
..................................................................................................................................
HEWITT ASSOCS INC             COM             42822Q100    1725     53900 SH          SOLE                    53900      0     0
..................................................................................................................................
                              NOTE 3.80%
HOSPITALITY PPTYS TR          3/15/2012       44106MAK8   21282  22000000 PRN         SOLE                 22000000      0     0
..................................................................................................................................
                              NOTE 2.25%
HUTCHINSON TECHNOLOGY INC     3/15/2010       448407AE6    4617   5000000 PRN         SOLE                  5000000      0     0
..................................................................................................................................
                              NOTE 3.5%
INCYTE CORP                   2/15/2011       45337CAE2    9440  10750000 PRN         SOLE                 10750000      0     0
..................................................................................................................................
                              NOTE 3.5%
INCYTE CORP                   2/15/2011       45337CAF9     898   1000000 PRN         SOLE                  1000000      0     0
..................................................................................................................................
                              NOTE 1.0%
KULICKE & SOFFA INDUSTRIES    6/30/2010       501242AP6    8054   8000000 PRN         SOLE                  8000000      0     0
..................................................................................................................................
LSI CORPORATION               COM             502161102   15020   2000000 SH          SOLE                  2000000      0     0
..................................................................................................................................
MDS INC                       COM             55269P302   28519   1400200 SH          SOLE                  1400200      0     0
..................................................................................................................................
                              NOTE 1.5%
MEDTRONIC INC                 4/15/2011       585055AL0    8911   8500000 PRN         SOLE                  8500000      0     0
..................................................................................................................................
                              NOTE 2.115%
MESA AIR GROUP INC            2/10/2024       590479AD3    2697   5000000 PRN         SOLE                  5000000      0     0
..................................................................................................................................
                              NOTE 1.875%
MICRON TECHNOLOGY INC         6/1/2024        595112AH6    5306   5000000 PRN         SOLE                  5000000      0     0
..................................................................................................................................
NCR CORP                      COM             62886E108   35643    678400 SH          SOLE                   678400      0     0
..................................................................................................................................
NRG ENERGY INC                COM             629377508   23240    559055 SH          SOLE                   559055      0     0
..................................................................................................................................
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107   21894    410000 SH          SOLE                   410000      0     0
..................................................................................................................................
PEOPLES UNITED FINANCIAL INC  COM             712704105   67808   3824483 SH          SOLE                  3824483      0     0
..................................................................................................................................
PEOPLES UNITED FINANCIAL INC  PUT             712704955     163      2500 SH  PUT     SOLE                     2500      0     0
..................................................................................................................................
                              NOTE 2.875%
PHARMACEUTICAL RES INC        9/30/2010       717125AC2   17064  18250000 PRN         SOLE                 18250000      0     0
..................................................................................................................................
                              NOTE 6.375%
PIER 1 IMPORTS INC            2/15/2011       720279AH1     989   1000000 PRN         SOLE                  1000000      0     0
..................................................................................................................................
                              DBCV 1.875%
QUICKSILVER RESOURCES INC     11/1/2024       74837RAB0   11942   7500000 PRN         SOLE                  7500000      0     0
..................................................................................................................................
SCHWAB CHARLES CORP           COM             808513105   27411   1335800 SH          SOLE                  1335800      0     0
..................................................................................................................................
                              NOTE
SEPRACOR INC                  10/15/2024      817315AW4   53035  57000000 PRN         SOLE                 57000000      0     0
..................................................................................................................................
                              NOTE 4.25%
SONIC AUTOMOTIVE INC          11/30/2015      83545GAK8   14609  11000000 PRN         SOLE                 11000000      0     0
..................................................................................................................................
STARWOOD HOTELS&RESORTS WRLD  PUT             85590A951     585      3000 SH  PUT     SOLE                     3000      0     0
..................................................................................................................................
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   20121    300000 SH          SOLE                   300000      0     0
..................................................................................................................................
                              NOTE 0.75%
SYMANTEC CORP                 6/15/2011       871503AD0   26826  23000000 PRN         SOLE                 23000000      0     0
..................................................................................................................................
TD AMERITRADE HLDG CORP       COM             87236Y108   16200    810000 SH          SOLE                   810000      0     0
..................................................................................................................................
UNIVERSAL HEALTH SERVICES
INC                           CL B            913903100   30725    499600 SH          SOLE                   499600      0     0
..................................................................................................................................
VERISIGN INC                  COM             92343E102   31730   1000000 SH          SOLE                  1000000      0     0
..................................................................................................................................
                              DBCV 3.625%
VORNADO REALTY LP             11/15/2026      929043AE7   19513  20000000 PRN         SOLE                 20000000      0     0
..................................................................................................................................